Equity (Change In ETE Common Units) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2011 SUG Merger [Member]	Dec. 31, 2012 Units Acquired for Equity [Member] SUG Merger [Member]	Mar. 25, 2012 Units Acquired for Equity [Member] SUG Merger [Member]
Outstanding	559,923,300	559,911,216	445,900,000	445,900,000
Issuance of restricted Common Units under long-term incentive plans	0	0	0
Business Acquisition Units Acquired					0	114,000,000	0
Number of Common Units, end of period	559,923,300	559,911,216	445,900,000	445,900,000